8. EQUITY (Details 1)	6 Months Ended
Jun. 30, 2012
Warrants outstanding, end of period	11,633,861
Outstanding Warrants
Warrants outstanding, beginning of year	5,956,553
Exercised	(19,000)
Granted	5,696,308
Warrants outstanding, end of period	11,633,861